Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Principles [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). As permitted under these rules and regulations, the Company has condensed or omitted certain financial information and footnote disclosures normally included in its annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated balance sheet as of December 31, 2023 has been derived from the Company’s audited consolidated financial statements, which are included in its Annual Report on Form 10-K filed with the SEC on March 29, 2024.

These condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in management’s opinion, reflect all adjustments, consisting only of normal recurring adjustments, that are necessary for a fair presentation of its financial information. The interim period operating results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

These unaudited condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements as of and for the years ended December 31, 2023 and 2022 included in its Annual Report of Form 10-K filed with the SEC on March 29, 2024.

The Company’s significant accounting policies are disclosed in the audited consolidated financial statements as of and for the years ended December 31, 2023 and 2022. There have been no material changes in the Company’s significant accounting policies during the three months ended March 31, 2024.

Basis of presentation

The accompanying consolidated financial statements have been prepared on the accrual basis in accordance with generally accepted accounting principles as promulgated in the United States of America (“U.S. GAAP”).

Going concern uncertainty and liquidity requirements

Going concern uncertainty and liquidity requirements

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. There is substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these condensed consolidated financial statements are issued.

Since inception, the Company has incurred losses and negative cash flows from operations. Management expects to incur additional operating losses and negative cash flows from operations in the foreseeable future as the Company continues its product development programs and the commercialization of The Catamaran System. Based on the Company’s expected level of revenues and expenditures, the Company believes that its existing cash and cash equivalents as of March 31, 2024 will not provide sufficient funds to enable it to meet its obligations for a period of at least twelve months from the date of the filing of these consolidated financial statements. The Company plans to raise the necessary additional capital through one or a combination of public or private equity offerings, debt financings, and collaborations. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going concern uncertainty and liquidity requirements

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. There is substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these financial statements are issued.

Since inception, the Company has incurred losses and negative cash flows from operations. Management expects to incur additional operating losses and negative cash flows from operations in the foreseeable future as the Company continues its product development programs and the commercialization of The Catamaran System. Based on the Company’s expected level of revenues and expenditures, the Company believes that its existing cash and cash equivalents as of December 31, 2023 will not provide sufficient funds to enable it to meet its obligations for a period of at least twelve months from the date of the filing of these consolidated financial statements. The Company plans to raise the necessary additional capital through one or a combination of public or private equity offerings, debt financings, and collaborations (see Note 13). The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, realization of deferred tax assets, accrued liabilities, accrued commissions, incremental borrowing rate, obsolescence of inventory and stock-based compensation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, realization of deferred tax assets, accrued liabilities, obsolescence of inventory, the fair value of accrued commissions and stock-based compensation.

Reverse Stock Split

Reverse Stock Split

On November 2, 2023, the Company effected a 1-for-10 reverse stock split by filing an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, with the Delaware Secretary of State. The reverse stock split combined every ten shares of our common stock issued and outstanding immediately prior to effecting the reverse stock split into one share of common stock. No fractional shares were issued in connection with the reverse stock split. All historical share and per share amounts reflected throughout this document have been adjusted to reflect the reverse stock split. The authorized number of shares and the par value per share of the Company’s common stock were not affected by the reverse stock split.

Reverse Stock Splits

On April 6, 2022, the Company effected a 1-for-2 reverse stock split (the “2022 Reverse Stock Split”) by filing an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, with the Delaware Secretary of State. The 2022 Reverse Stock Split combined every two shares of our common stock issued and outstanding immediately prior to effecting the 2022 Reverse Stock Split into one share of common stock. Similarly, shares of Series A and Series B Preferred Stock became convertible into common stock at a conversion rate of one-to-0.5, subject to adjustments for stock dividends, splits, combinations, and similar events. No fractional shares were issued in connection with the 2022 Reverse Stock Split.

On November 2, 2023, the Company effected a 1-for-10 reverse stock split (the “2023 Reverse Stock Split”) by filing an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, with the Delaware Secretary of State. The 2023 Reverse Stock Split combined every ten shares of our common stock issued and outstanding immediately prior to effecting the 2023 Reverse Stock Split into one share of common stock. No fractional shares were issued in connection with the 2023 Reverse Stock Split. All historical share and per share amounts reflected throughout this document have been adjusted to reflect the 2022 Reverse Stock Split and the 2023 Reverse Stock Split. The authorized number of shares and the par value per share of the Company’s common stock were not affected by the 2022 Reverse Stock Split or the 2023 Reverse Stock Split.

Segments

Segments

The Company operates in one business segment. Although the Company’s Swiss subsidiary is located in a different geographical area, management uses one measurement of profitability and does not segregate its business for internal reporting.

Cash and cash equivalents		Cash and cash equivalents The Company considers all highly liquid investments with maturities of 90 days or less at the date of purchase to be cash equivalents.
Investments

Investments

The Company classifies its investments in marketable securities as available-for-sale and records them at fair value in its consolidated balance sheets. The net unrealized gains and losses are recorded as a separate component of stockholders’ equity. Realized gains and losses are recorded in the consolidated statements of operations and comprehensive loss. The Company determines any realized gains or losses on the sale of marketable debt securities on a specific identification method and records such gains and losses as a component of other income (expense) net.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are derived from products delivered to customers and are stated at their net realizable value. The Company records an allowance for estimated uncollectible accounts in an amount approximating anticipated losses. Individual uncollectible accounts are written off against the allowance when collection of the individual accounts appears doubtful. In determining the amount of the allowance, the Company considers its historical level of credit losses. The Company also makes judgments about the creditworthiness of significant customers based on ongoing credit evaluations, and the Company assesses current economic trends that might impact the level of credit losses in the future. Historically, the Company has had no significant write-offs of accounts receivable. However, since the Company cannot reliably predict future changes in the financial stability of its customers, it cannot guarantee that its allowances will continue to be adequate. If actual credit losses are significantly greater than the allowance, the Company would increase its general and administrative expenses and increase its reported net losses. As of December 31, 2023 and 2022, the Company’s allowance for expected credit losses was $0.

Inventory

Inventory

Inventory is stated at lower of cost or net realizable value. The Company establishes the inventory basis by determining the cost based on standard costs approximating the purchase costs on a first-in, first-out basis. The excess and obsolete inventory is estimated based on future demand and market conditions. Inventory write-downs are charged to cost of goods sold. As of December 31, 2023 and 2022, inventory consisted of finished goods and raw materials.

Deferred offering costs

Deferred offering costs

Deferred offering costs, which consist of direct incremental legal, consulting, banking, and accounting fees relating to the Company’s future offerings, are capitalized, and are offset against proceeds received upon the effectiveness of the offering. In the event an anticipated offering is terminated, deferred offering costs will be expensed.

Fixed assets, net

Fixed assets, net

Fixed assets are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Equipment, computers, software, and furniture and fixtures are depreciated over periods ranging from three to seven years, and leasehold improvements over the shorter of the lease term or the life of the asset. Construction in progress pertains to the cost of individual components of a custom instrument set used for surgical placement of the Company’s products that have not yet been placed into service. The cost of maintenance and repairs is charged to expense as incurred; significant renewals and betterments are capitalized. Deductions are made for retirements resulting from renewals or betterments.

Leases

Leases

The Company leases its headquarters in Los Gatos, California. At the inception of a contract, the Company assesses whether that contract is, or contains, a lease. The Company’s assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the term, and (3) whether the Company has the right to direct the use of the asset. At inception of a lease, the Company allocates the consideration in the contract to each lease and non-lease component based on the component’s relative stand-alone price to determine the lease payments. Lease and non-lease components are accounted for separately.

Leases are classified as either finance leases or operating leases based on criteria in FASB ASC 842, “Leases”. The Company’s facility lease is classified as an operating lease. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the lease’s commencement date based on the present value of lease payments over the lease term. When a lease did not provide an implicit rate, the Company used its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company has elected not to recognize ROU assets and lease liabilities for short-term operating leases that have a term of 12 months or less. Lease expense for operating leases is recognized on a straight-line basis over the lease term and is included in operating expenses in the consolidated statements of operations and comprehensive loss.

Long-lived assets

Long-lived assets

The Company regularly reviews the carrying value and estimated lives of all of its long-lived assets, including property and equipment, to determine whether indicators of impairment may exist that warrant adjustments to carrying values or estimated useful lives. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive undiscounted cash flow in future periods as well as the strategic significance of the assets to the Company’s business objectives.

Fair value measurements

Fair value measurements

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, fair value is the price that would be received from selling an asset or paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level 2 – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these financial instruments includes cash instruments for which quoted prices are available but are traded less frequently, derivative instruments whose fair values have been derived using a model where inputs to the model are directly observable in the market and instruments that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level 3 – Instruments that have little to no pricing observability as of the measurement date. These financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The degree of judgment exercised by the Company in determining fair value is greatest for assets categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined by the lowest level input that is significant to the fair value measurement.

Income Taxes

Income Taxes

The Company accounts for income taxes utilizing ASC 740, “Income Taxes”. ASC 740 requires the measurement of deferred tax assets for deductible temporary differences and operating loss carry forwards, and of deferred tax liabilities for taxable temporary differences. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. The effects of future changes in tax laws or rates are not included in the measurement. The Company recognizes the amount of taxes payable or refundable for the current year and recognizes deferred tax liabilities and assets for the expected future tax consequences of events and transactions that have been recognized in the Company’s financial statements or tax returns. The Company currently has substantial net operating loss carry forwards. The Company has recorded a 100% valuation allowance against net deferred tax assets due to uncertainty of their ultimate realization. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Income taxes

Income taxes are recorded in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. Under this method, the Company records deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates expected to be in effect when the differences are expected to reverse. Valuation allowances are provided when necessary to reduce net deferred tax assets to the amount that is more likely than not to be realized. Based on the available evidence, the Company is unable, at this time, to support the determination that it is more likely than not that its deferred tax assets will be utilized in the future. Accordingly, the Company recorded a full valuation allowance as of December 31, 2023 and 2022. The Company intends to maintain valuation allowances until sufficient evidence exists to support its reversal.

Current income taxes are based upon the year’s income taxable for federal, state, and foreign tax reporting purposes. Deferred income taxes are provided for certain income and expenses, which are recognized in different periods for tax and financial reporting purposes.

The Company’s policy is not to record deferred income taxes on the undistributed earnings of foreign subsidiaries that are indefinitely reinvested in foreign operations.

Revenue recognition

Revenue recognition

The Company’s revenue is derived from the sale of its products to medical groups and hospitals in the United States. Revenue is recognized when control is transferred to the customer, in an amount that reflects the consideration we expect to be entitled to in exchange for the goods or services, using the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company generates revenue from the sale of products to hospitals or medical facilities where its products are delivered in advance of a procedure. The performance obligation is the delivery of the products along with the completion of the surgery and therefore, revenue is recognized upon delivery to the customers and completion of the surgery, net of rebates and price discounts. The Company accounts for rebates and price discounts as a reduction to revenue, calculated based on the terms agreed to with the customer. Historically, there have been no significant rebates or price discounts. Sales prices are specified prior to the transfer of control to the customer, via either the customer contract, agreed price list, purchase order, or written communication with the customer. Prior to October 2022, the Company had an agreement in place with a national distributor, which included standard terms that did not allow for payment contingent on resale of the product, obtaining financing, or other terms that could impact the distributor’s payment obligation. The Company billed and collected directly with the end-user customers and recognized revenue based on the gross sales price. For direct sales to end-user customers, the Company’s standard payment terms are generally net 30 days.

The Company offers its standard warranty to all customers and does not sell any warranties on a standalone basis. The Company’s warranty provides that its products are free of material defects and conform to specifications, and includes an offer to replace or refund the purchase price of defective products. This assurance does not constitute a service and is not considered a separate performance obligation. The Company estimates warranty liabilities at the time of revenue recognition and records them as a charge to cost of goods sold.

Contract modifications generally do not occur during the performance of the Company’s contracts.

Payments received prior to satisfying the revenue recognition criteria are recorded as deferred revenue on the consolidated balance sheets. As of December 31, 2023 and 2022, there were no remaining performance obligations that would give rise to deferred revenue.

Sales commissions are recorded in sales and marketing expenses during the same period as the corresponding revenues.

Research and development		Research and development The Company engages in improving existing products and new product development efforts. Research and development expenses relating to these efforts are expensed as incurred.
Stock-based compensation

Stock-based compensation

The Company accounts for all stock-based compensation awards using a fair-value method on the grant date and recognizes the fair value of each award as an expense over the requisite service period.

The Company recognizes compensation costs related to stock-based awards granted to employees, directors, and consultants including stock options, based on the estimated fair value of the awards on the date of grant. We estimate the grant date fair value, and the resulting stock-based compensation, using the Black-Scholes option-pricing model. The grant date fair value of the stock-based awards is generally recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the respective awards.

The Black-Scholes option-pricing model requires the use of subjective assumptions to determine the fair value of stock-based awards. These assumptions include:

Expected Term—The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the expected term to be the midpoint between the vesting date and the contractual life of the stock-based awards.

Expected Volatility—Since the Company has only been publicly held since April 2022 and does not have any trading history for its common stock prior to that date, the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle, or area of specialty.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected Dividends—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, an expected dividend yield of zero is used.

The Company account for forfeitures as they occur.

The Company’s board of directors intends all options granted to be exercisable at a price per share not less than the per share fair value of our common stock underlying those options on the date of grant.

Prior to the Company’s initial public offering, the estimated fair value of its common stock was determined at each valuation date by a third-party independent valuation firm in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. These valuations took into account numerous factors, including developments at our company and market conditions.

The May 21, 2021 valuation used a hybrid method which combines the Probability Weighted Expected Return Method (“PWERM”) with the OPM. The PWERM considers a set of discrete potential liquidity scenarios for the Company, the value common stock would receive in each scenario, and the time required and risk inherent in achieving those values. The May 21, 2021 valuation examined the following scenarios for the Company: (i) an IPO; (ii) remaining private and raising capital; and (iii) dissolution. Within the IPO scenario, 100% weighting was placed on the Market Approach for determining the enterprise value. The Market Approach assumes that businesses operating in the same industry will share similar characteristics, and therefore a comparison of the business to similar businesses whose financial information is publicly available may provide a reasonable basis to estimate a subject business’s value. The equity value in the IPO scenario was estimated considering guideline IPOs, the anticipated size of the Company’s offering, and forecasted cash and debt. The estimated common stock value as of the IPO was present valued using a discount rate of 22.4% based on Company’s WACC, less an adjustment of 2.0% to reflect the risk reduction of an IPO event.

The August 31, 2021 valuation used a hybrid method which combines the Probability Weighted Expected Return Method (“PWERM”) with the OPM. The PWERM considers a set of discrete potential liquidity scenarios for the Company, the value common stock would receive in each scenario, and the time required and risk inherent in achieving those values. The August 31, 2021 valuation examined the following scenarios for the Company: (i) an IPO; (ii) remaining private and raising capital; and (iii) dissolution. Within the IPO scenario, 100% weighting was placed on the Market Approach for determining the enterprise value. The Market Approach assumes that businesses operating in the same industry will share similar characteristics, and therefore a comparison of the business to similar businesses whose financial information is publicly available may provide a reasonable basis to estimate a subject business’s value. The equity value in the IPO scenario was estimated considering guideline IPOs, the anticipated size of the Company’s offering, and forecasted cash and debt. The estimated common stock value as of the IPO was present valued using a discount rate of 32.0% based on Company’s WACC, less an adjustment of 5.0% to reflect the risk reduction of an IPO event.

The October 28, 2021 valuation used a hybrid method which combines the Probability Weighted Expected Return Method (“PWERM”) with the OPM. The PWERM considers a set of discrete potential liquidity scenarios for the Company, the value common stock would receive in each scenario, and the time required and risk inherent in achieving those values. The October 28, 2021 valuation examined the following scenarios for the Company: (i) an IPO; (ii) remaining private and raising capital; and (iii) dissolution. Within the IPO scenario, 100% weighting was placed on the Market Approach for determining the enterprise value. The Market Approach assumes that businesses operating in the same industry will share similar characteristics, and therefore a comparison of the business to similar businesses whose financial information is publicly available may provide a reasonable basis to estimate a subject business’s value. The equity value in the IPO scenario was estimated considering guideline IPOs, the anticipated size of the Company’s offering, and forecasted cash and debt. The estimated common stock value as of the IPO was present valued using a discount rate of 27.2% based on Company’s WACC, less an adjustment of 5.0% to reflect the risk reduction of an IPO event.

In determining the enterprise value within the remain private scenario, 100% weighting was applied to the DCF Method under the income approach, in the same manner as in the December 31, 2018, 2019, and 2020 valuations. The discount rate in this scenario was determined to be 22.4% based on Company’s WACC. Adjustments were made to the enterprise value for the Company’s cash and debt as of the valuation date to determine the equity value in this scenario. The OPM was used to allocate the equity value to our common stock. The equity volatility rate was determined to be 70.0% based on the volatility rate of certain comparable public companies. DLOMs of (i) 10.0% in the IPO scenario and (ii) 30.0% in the remaining private scenario were applied to the common stock.

Following the closing of the initial public offering, the fair value of the Company’s common stock was determined based on the closing price of its common stock on the Nasdaq Capital Market.

Foreign currency translation and other comprehensive income

Foreign currency translation and other comprehensive income

The functional currency of Tenon Technology AG is the Swiss franc. Accordingly, TTAG’s assets and liabilities are translated from their respective functional currency into U.S. Dollars at period-end rates, and TTAG’s revenue and expenses are translated at the weighted-average exchange rate for the period. Adjustments resulting from this translation process are classified as other comprehensive income or loss and shown as a separate component of equity.

When intercompany foreign currency transactions between entities included in the consolidated financial statements are of a long-term investment nature (i.e., those for which settlement is not planned or anticipated in the foreseeable future) foreign currency translation adjustments resulting from those transactions are included in stockholders’ equity (deficit) as accumulated other comprehensive loss or income. When intercompany transactions are deemed to be of a short-term nature, translation adjustments are required to be included in the consolidated statements of operations.

Net loss per share

Net loss per share

Basic net loss per share is based upon the weighted average number of common shares outstanding. Diluted net loss per share is based on the assumption that all potential common stock equivalents (convertible preferred stock, stock options, and warrants) are converted or exercised. The calculation of diluted net loss per share excludes potential common stock equivalents if the effect is anti-dilutive. The Company’s weighted average common shares outstanding for basic and diluted are the same because the effect of the potential common stock equivalents is anti-dilutive.

The Company had the following dilutive common stock equivalents as of March 31, 2024 and 2023 which were excluded from the calculation because their effect was anti-dilutive:

	March 31, 2024	March 31, 2023
Outstanding restricted stock units	122,095	130,403
Outstanding stock options	93,515	97,434
Outstanding warrants	2,388,068	9,600
Common shares convertible from preferred stock	2,586,577	—
Total	5,190,255	237,437

Net loss per share

Basic net loss per share is based upon the weighted-average number of common shares outstanding. Diluted net loss per share is based on the assumption that all potential common stock equivalents (convertible preferred stock, stock options, and warrants) are converted or exercised. The calculation of diluted net loss per share excludes potential common stock equivalents if the effect is anti-dilutive. For the periods presented, the Company’s weighted-average common shares outstanding for basic and diluted are the same because the effect of the potential common stock equivalents is anti-dilutive.

The Company had the following dilutive common stock equivalents as of December 31, 2023 and 2022 which were excluded from the calculation because their effect was anti-dilutive.

	December 31, 2023	December 31, 2022
Outstanding restricted stock units	76,916	131,858
Outstanding stock options	102,089	89,889
Outstanding warrants	1,927,600	9,600
Total	2,106,605	231,347

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which increases the disclosures about reportable segments including more detailed information about a reportable segment’s expenses. This guidance will be effective for the Company for the fiscal year ending December 31, 2024 and the interim periods thereafter, with early adoption permitted. The guidance will have no effect on the Company’s results of operations as the changes are disclosure related. The Company has elected not to early adopt.

In December 2023, the FASB issued Accounting Standards Update 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”, which requires additional tax disclosures about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This guidance will be effective on a prospective basis, with the option to apply it retrospectively, for fiscal years beginning after December 15, 2024. We are currently evaluating the impact of adopting this new accounting guidance.

Adoption of New Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. This standard requires an impairment model (known as the current expected credit loss (“CECL”) model) that is based on expected losses rather than incurred losses. Under the new guidance, each reporting entity should estimate an allowance for expected credit losses, which is intended to result in more timely recognition of losses. The Company adopted this guidance effective January 1, 2023. The adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements or results of operations.

Notice from Nasdaq

Notice from Nasdaq

On May 7, 2024, the Company received a letter from the Nasdaq Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) stating that for the 30 consecutive business day period between March 25, 2024 and May 6, 2024, the common stock of the Company had not maintained a minimum closing bid price of $1.00 per share required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided an initial period of 180 calendar days, or until November 4, 2024 (the “Compliance Period”), to regain compliance with the Bid Price Rule.

If the Company does not regain compliance with the Bid Price Rule by November 4, 2024, the Company may be eligible for an additional 180-day period to regain compliance. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the Bid Price Rule, and would need to provide written notice of its intention to cure the bid price deficiency during the second compliance period, by effecting a reverse stock split, if necessary.

If the Company cannot regain compliance during the Compliance Period or any subsequently granted compliance period, the common stock of the Company will be subject to delisting. At that time, the Company may appeal the delisting determination to a Nasdaq hearings panel.

The notice from Nasdaq has no immediate effect on the listing of the Company’s common stock. The Company is currently evaluating its options for regaining compliance.